Shareholders' equity and share-based payments - Expense (Details) $ in Millions						1 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 08, 2022 € / shares shares	Jun. 09, 2021 € / shares shares	Jun. 11, 2020 € / shares shares	Sep. 30, 2022	Dec. 31, 2022 € / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Share-based payments
Share-based expense								$ 251	$ 168	$ 214
SunPower Corporation | Subsidiary that holds ownership in SunPower Corporation
Share-based payments
Percentage of ownership interest in subsidiary	50.50%	50.50%				50.50%
TotalEnergies performance share plans
Share-based payments
Share-based expense								200	129	176
SunPower Plans
Share-based payments
Share-based expense								23	25	26
Capital increase reserved for employees
Share-based payments
Share-based expense								$ 28	$ 14	$ 12
Assumptions used for the valuation of the cost of the capital
Reference price | € / shares							€ 46.22
Subscription price | € / shares			€ 37.00	€ 30.50	€ 26.20		€ 37.00
Number of shares | shares			9,130,380	10,376,190	12,952,925			9,360,000
Trading period to determine subscription price								20 days
Subscription price discount (as a percent)								20.00%